Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ 594	$ 605	$ 1,746
International	2,872	2,479	2,164
Income before income taxes	3,466	3,084	3,910
U.S. Pretax Income Impact from Settlement of Uncertain Tax Positions			449
Current
Federal	455	327	518
State and local	(4)	63	24
Foreign	190	120	122
Current income tax expense (benefit)	641	510	664
Deferred
Federal	18	34	64
State and local	(22)	(24)	(3)
Foreign	(27)	(45)	(44)
Deferred income tax expense (benefit)	(31)	(35)	17
Income tax expense (benefit)	$ 610	$ 475	$ 681
Federal statutory rate	35.00%	35.00%	35.00%